Income Taxes - Summary of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Beginning Balance	$ 2	$ 2	$ 2
Increases to tax positions
Decreases to tax positions	(1)
Ending Balance	$ 1	$ 2	$ 2